Loss Per Share - Schedule of Number of Shares and Loss Used in the Computation of Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations:
Basic loss per share, Weighted number of shares	124,185	30,820	2,157
Basic loss per share, Loss (in Dollars)	$ (12,179)	$ (6,284)	$ (5,122)
Effect of potential dilutive ordinary shares, Weighted number of shares
Effect of potential dilutive ordinary shares, Loss (in Dollars per share)
Diluted loss per share, Weighted number of shares	124,185	30,820	2,157
Diluted loss per share, Loss (in Dollars)	$ (12,179)	$ (6,284)	$ (5,122)